ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Business acquisitions
Schedule of unaudited pro forma results of operations

	Year Ended December 31,
	2014	2013
	(Unaudited)
Net sales	$2,258,736	$1,626,233

Net income (loss) attributable to Diplomat Pharmacy, Inc.	$4,729	$(26,967)

Net income (loss) per common share—basic	$0.12	$(0.80)

Net income (loss) per common share—diluted	$0.11	$(0.80)

MedPro Rx, Inc.
Business acquisitions
Schedule of consideration transferred
Cash	$52,267
716,695 restricted Class B common shares	12,000
Contingent consideration at fair value	4,270

$68,537

Summary of the amounts of identifiable acquired assets and assumed liabilities

Cash and cash equivalents	$668
Accounts receivable	9,050
Inventories	3,819
Prepaid expenses and other current assets	204
Property and equipment	697
Capitalized software for internal use	25
Intangible assets	37,099
Current liabilities	(4,660)

Total identifiable net assets	46,902
Goodwill	21,635

$68,537

Schedule of definite-lived intangible assets that were acquired and their respective useful lives
	Useful Life	Amount
Patient relationships	7 years	$24,000
Trade names and trademarks	10 years	8,700
Non-compete employment agreements	5 years	4,399

		$37,099

American Homecare Federation, Inc
Business acquisitions
Schedule of consideration transferred
Cash	$12,149
Contingent consideration at fair value	1,300

$13,449

Summary of the amounts of identifiable acquired assets and assumed liabilities

Cash and cash equivalents	$1,917
Accounts receivable	3,512
Inventories	1,138
Prepaid expenses and other current assets	27
Property and equipment	182
Definite-lived intangible assets	7,100
Current liabilities	(1,940)

Total identifiable net assets	11,936
Goodwill	1,513

$13,449

Schedule of definite-lived intangible assets that were acquired and their respective useful lives
	Useful Life	Amount
Patient relationships	10 years	$5,100
Trade names and trademarks	10 years	1,400
Non-compete employment agreements	5 years	600

		$7,100